Long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Long-term Debt, Current Maturities [Abstract]
Carrying value	$ 1,709.8	$ 1,174.6
Fair value	1,624.0	1,113.6
Principal	1,679.7	1,149.6
Back end fee	33.8	26.1
Maturities 1-5 years	1,713.5	1,175.7
Hayfin Loan Facility [Member]
Long-term Debt, Current Maturities [Abstract]
Carrying value	192.3
Fair value	195.0
Principal	195.0
Back end fee	0.0
Maturities 1-5 years	195.0
Syndicated Senior Secured Credit Facilities [Member]
Long-term Debt, Current Maturities [Abstract]
Carrying value	264.2
Fair value	270.0
Principal	270.0
Back end fee	0.0
Maturities 1-5 years	270.0
New Bridge Revolving Credit Facility [Member]
Long-term Debt, Current Maturities [Abstract]
Carrying value	25.0
Fair value	25.0
Principal	25.0
Back end fee	0.0
Maturities 1-5 years	25.0
Convertible Bonds [Member]
Long-term Debt, Current Maturities [Abstract]
Carrying value	346.4	346.5
Fair value	260.5	287.9
Principal	350.0	350.0
Back end fee	0.0	0.0
Maturities 1-5 years	350.0	350.0
Delivery Financing from PPL [Member]
Long-term Debt, Current Maturities [Abstract]
Carrying value		698.1
Fair value		695.7
Principal		669.6
Back end fee		26.1
Maturities 1-5 years		695.7
PPL Newbuild Financing [Member]
Long-term Debt, Current Maturities [Abstract]
Carrying value	790.0
Fair value	782.6	695.7
Principal	753.3
Back end fee	29.3
Maturities 1-5 years	782.6
Keppel Newbuild Financing [Member]
Long-term Debt, Current Maturities [Abstract]
Carrying value	91.9
Fair value	90.9	0.0
Principal	86.4
Back end fee	4.5
Maturities 1-5 years	$ 90.9
$200 Million Senior Secured Revolving Loan Facility [Member]
Long-term Debt, Current Maturities [Abstract]
Carrying value		130.0
Fair value		130.0
Principal		130.0
Back end fee		0.0
Maturities 1-5 years		$ 130.0